N-2	Jan. 29, 2026
Cover [Abstract]
Entity Central Index Key	0001655050
Amendment Flag	false
Securities Act File Number	814-01175
Document Type	8-K
Entity Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37TH FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On January 29, 2026, Bain Capital Specialty Finance, Inc. (the “Company”) and U.S. Bank Trust Company, National Association (the “Trustee”), entered into a Fourth Supplemental Indenture (the “Fourth Supplemental Indenture”) to the Indenture between the Company and the Trustee, dated March 10, 2021 (the “Base Indenture,” and together with the Fourth Supplemental Indenture, the “Indenture”). The Fourth Supplemental Indenture relates to the Company’s issuance of $350,000,000 aggregate principal amount of its 5.950% notes due 2031 (the “Notes”).

Long Term Debt, Structuring [Text Block]
The Notes will mature on March 1, 2031 and may be redeemed in whole or in part at the Company’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 5.950% per year payable semi-annually on March 1 and September 1 of each year, commencing on September 1, 2026. The Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the Indenture, the Company will generally be required to make an offer to repurchase the outstanding Notes at a price equal to 100% of the principal amount of such Notes plus accrued and unpaid interest to the repurchase date.

Long Term Debt, Dividends and Covenants [Text Block]
The Notes were offered and sold in an offering registered under the Securities Act of 1933, as amended, pursuant to the Registration Statement on Form
N-2
(File
No. 333-288343)
(the “Registration Statement”), the preliminary prospectus supplement dated January 22, 2026 and the pricing term sheet filed with the Securities and Exchange Commission on January 22, 2026. The transaction closed on January 29, 2026. The net proceeds to the Company were approximately $342.5 million, after deducting the underwriting discounts and commissions, and estimated offering expenses. The Company intends to use the net proceeds to repay outstanding secured indebtedness under its financing arrangements and for general corporate purposes.
The foregoing descriptions of the Fourth Supplemental Indenture and the Notes do not purport to be complete and are qualified in their entirety by reference to the full text of the Fourth Supplemental Indenture and the Notes, respectively, each filed as exhibits hereto and incorporated by reference herein.